JGH
Nuveen Global High Income Fund

(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 133.8% (96.4% of Total Investments)
	CORPORATE BONDS – 94.9% (68.4% of Total Investments)
	Aerospace & Defense – 0.7%
$1,500	Bombardier Inc, 144A	7.500%	3/15/25	B	$1,126,875
475	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	480,899
375	Howmet Aerospace Inc	6.875%	5/01/25	BBB-	414,375
400	TransDigm Inc, 144A	8.000%	12/15/25	Ba3	435,000
2,750	Total Aerospace & Defense				2,457,149
	Airlines – 0.9%
1,000	Aerovias de Mexico SA de CV, 144A, (3)	7.000%	2/05/25	D	240,000
1,075	Delta Air Lines Inc, 144A, (4)	7.000%	5/01/25	Baa2	1,180,157
600	Delta Air Lines Inc / SkyMiles IP Ltd, 144A	4.750%	10/20/28	Baa1	622,500
925	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A, (4)	6.500%	6/20/27	Baa3	963,156
3,000	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	C	270,000
6,600	Total Airlines				3,275,813
	Auto Components – 3.7%
2,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,905,000
200	Adient US LLC, 144A	9.000%	4/15/25	Ba3	220,500
1,000	Adient US LLC, 144A	7.000%	5/15/26	Ba3	1,070,985
1,900	Clarios Global LP / Clarios US Finance Co, 144A	8.500%	5/15/27	CCC+	1,971,250
225	Dana Inc	5.375%	11/15/27	BB+	230,625
1,100	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB-	1,193,533
2,250	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	2,307,994
1,275	IHO Verwaltungs GmbH, 144A, (cash 4.750%, PIK 5.500%)	4.750%	9/15/26	BB+	1,290,937
3,000	IHO Verwaltungs GmbH, 144A, (cash 6.375%, PIK 7.125%)	6.375%	5/15/29	BB+	3,195,000
12,950	Total Auto Components				13,385,824
	Automobiles – 1.9%
500	Ford Motor Co	8.500%	4/21/23	BB+	545,000
525	Ford Motor Co	9.000%	4/22/25	BB+	601,918
300	Ford Motor Co	9.625%	4/22/30	BB+	387,375
2,565	Ford Motor Credit Co LLC, (4)	5.584%	3/18/24	BB+	2,668,209
2,000	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	2,055,000
725	PM General Purchaser LLC, 144A, (WI/DD)	9.500%	10/01/28	B+	751,970
6,615	Total Automobiles				7,009,472
	Banks – 1.3%
1,000	Akbank TAS, 144A	6.800%	2/06/26	B+	968,100
2,000	Banistmo SA, 144A	4.250%	7/31/27	Baa3	2,034,000
1,250	Grupo Aval Ltd, 144A	4.375%	2/04/30	BBB-	1,206,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$445	Standard Chartered PLC, 144A	5.700%	3/26/44	BBB+	$547,597
4,695	Total Banks				4,755,947
	Building Products – 0.6%
2,000	James Hardie International Finance DAC, 144A	5.000%	1/15/28	BBB-	2,085,000
	Capital Markets – 0.6%
2,000	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	2,100,000
	Chemicals – 3.3%
550	Avient Corp, 144A	5.750%	5/15/25	BB-	583,000
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	905,000
840	Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A	7.000%	4/15/25	BB-	856,800
2,500	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB-	2,437,500
3,050	OCI NV, 144A	5.250%	11/01/24	BB	3,146,685
2,375	OCI NV, 144A, (WI/DD)	4.625%	10/15/25	N/R	2,375,000
1,425	Tronox Inc, 144A	6.500%	5/01/25	Ba3	1,482,000
350	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	359,187
12,090	Total Chemicals				12,145,172
	Commercial Services & Supplies – 2.2%
3,000	ADT Security Corp, 144A	4.875%	7/15/32	BB-	3,030,000
1,950	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	2,055,690
100	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	104,000
315	GFL Environmental Inc, 144A	8.500%	5/01/27	B-	341,775
1,100	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,113,750
1,375	RR Donnelley & Sons Co	6.500%	11/15/23	B-	1,285,625
7,840	Total Commercial Services & Supplies				7,930,840
	Communications Equipment – 0.8%
2,275	CommScope Inc, 144A	8.250%	3/01/27	B-	2,366,000
425	ViaSat Inc, 144A	5.625%	4/15/27	BB+	437,219
2,700	Total Communications Equipment				2,803,219
	Construction & Engineering – 0.8%
1,000	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	B-	1,050,000
2,000	IHS Netherlands Holdco BV, 144A	7.125%	3/18/25	B2	2,035,000
3,000	Total Construction & Engineering				3,085,000
	Construction Materials – 1.9%
4,000	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	4,083,860
1,375	Cemex SAB de CV, 144A	7.375%	6/05/27	BB	1,485,701
1,500	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	1,541,250
6,875	Total Construction Materials				7,110,811

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 3.1%
$3,000	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	$2,512,500
1,250	Enova International Inc, 144A	8.500%	9/01/24	B2	1,168,750
2,000	Enova International Inc, 144A	8.500%	9/15/25	B2	1,890,000
1,000	Navient Corp	7.250%	9/25/23	Ba3	1,035,000
550	OneMain Finance Corp	8.875%	6/01/25	BB-	609,125
3,750	Refinitiv US Holdings Inc, 144A	8.250%	11/15/26	B+	4,110,937
11,550	Total Consumer Finance				11,326,312
	Containers & Packaging – 0.3%
250	Berry Global Inc, 144A	5.625%	7/15/27	BB	262,188
650	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC, 144A	6.000%	9/15/28	B	659,132
900	Total Containers & Packaging				921,320
	Distributors – 0.4%
1,500	American Builders & Contractors Supply Co Inc, 144A	5.875%	5/15/26	B+	1,556,250
	Diversified Consumer Services – 0.6%
2,000	frontdoor Inc, 144A	6.750%	8/15/26	B	2,130,000
	Diversified Financial Services – 1.8%
2,850	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	3,122,175
1,125	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	977,456
2,355	Quicken Loans LLC, 144A	5.250%	1/15/28	Ba1	2,481,370
6,330	Total Diversified Financial Services				6,581,001
	Diversified Telecommunication Services – 3.6%
1,125	Avaya Inc, 144A	6.125%	9/15/28	BB-	1,148,906
1,500	CenturyLink Inc	5.800%	3/15/22	BB	1,552,500
2,000	Embarq Corp	7.995%	6/01/36	BB	2,368,120
1,750	Sprint Capital Corp	6.875%	11/15/28	BB+	2,179,337
2,000	Telecom Italia Capital SA	7.200%	7/18/36	BB+	2,522,400
2,400	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	2,519,632
1,000	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	984,225
11,775	Total Diversified Telecommunication Services				13,275,120
	Electric Utilities – 2.2%
2,250	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	2,410,762
1,630	Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	Baa3	1,627,718
2,500	Talen Energy Supply LLC	6.500%	6/01/25	B	1,634,387
1,000	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	1,000,000
1,250	Vistra Operations Co LLC, 144A	5.500%	9/01/26	BB+	1,304,688
8,630	Total Electric Utilities				7,977,555
	Electronic Equipment, Instruments & Components – 0.1%
375	MTS Systems Corp, 144A	5.750%	8/15/27	B	369,263

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services – 0.7%
$1,200	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	$1,152,252
1,625	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	1,531,562
2,825	Total Energy Equipment & Services				2,683,814
	Entertainment – 0.3%
125	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	132,500
900	Live Nation Entertainment Inc, 144A	6.500%	5/15/27	BB-	971,316
1,025	Total Entertainment				1,103,816
	Equity Real Estate Investment Trust – 0.9%
755	Cibanco SA Ibm / PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	790,108
2,250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	2,342,812
3,005	Total Equity Real Estate Investment Trust				3,132,920
	Food & Staples Retailing – 1.2%
1,500	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	1,645,560
700	Central American Bottling Corp, 144A	5.750%	1/31/27	BB+	725,193
2,000	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	2,112,500
4,200	Total Food & Staples Retailing				4,483,253
	Food Products – 1.9%
1,050	BRF SA, 144A	4.875%	1/24/30	Ba2	1,077,552
1,500	Kernel Holding SA, 144A	6.500%	10/17/24	BB-	1,496,250
900	Kraft Heinz Foods Co, 144A	3.875%	5/15/27	Baa3	958,680
700	Kraft Heinz Foods Co, 144A	4.250%	3/01/31	Baa3	767,480
2,500	MARB BondCo PLC, 144A	6.875%	1/19/25	BB	2,587,525
6,650	Total Food Products				6,887,487
	Gas Utilities – 0.9%
1,680	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	1,690,534
1,500	Superior Plus LP / Superior General Partner Inc, 144A	7.000%	7/15/26	BB-	1,601,250
3,180	Total Gas Utilities				3,291,784
	Health Care Providers & Services – 4.1%
2,000	Centene Corp, 144A	5.375%	6/01/26	BBB-	2,110,940
3,390	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	3,313,725
575	CHS/Community Health Systems Inc, 144A	6.625%	2/15/25	B	556,255
385	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	376,338
750	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB-	778,612
2,650	HCA Inc	5.625%	9/01/28	Ba2	3,031,467
475	HCA Inc	5.875%	2/01/29	Ba2	553,375
1,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,062,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$1,000	Tenet Healthcare Corp	6.750%	6/15/23	B-	$1,050,000
1,750	Tenet Healthcare Corp	4.625%	7/15/24	BB-	1,754,375
200	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	215,500
14,175	Total Health Care Providers & Services				14,803,087
	Hotels, Restaurants & Leisure – 4.6%
375	Arcos Dorados Holdings, Inc, 144A	5.875%	4/04/27	Ba2	392,070
400	Boyd Gaming Corp, 144A	8.625%	6/01/25	B-	438,512
1,100	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	1,130,250
100	Hilton Domestic Operating Co Inc, 144A	5.375%	5/01/25	BB	103,878
100	Hilton Domestic Operating Co Inc, 144A	5.750%	5/01/28	BB	105,750
2,000	International Game Technology PLC, 144A	6.250%	1/15/27	BB	2,142,560
400	International Game Technology PLC, 144A	5.250%	1/15/29	BB	404,500
200	MGM China Holdings Ltd, 144A	5.250%	6/18/25	BB-	202,500
1,175	MGM China Holdings Ltd, 144A	5.875%	5/15/26	BB-	1,210,250
2,160	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	2,200,500
1,200	Sands China Ltd, 144A	4.375%	6/18/30	Baa2	1,265,880
2,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	2,012,500
1,500	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	BB+	1,593,750
1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB-	1,406,250
2,000	Wynn Macau Ltd, 144A	5.500%	10/01/27	BB-	1,940,000
100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	110,500
16,310	Total Hotels, Restaurants & Leisure				16,659,650
	Household Durables – 0.7%
750	M/I Homes Inc	5.625%	8/01/25	BB-	776,250
1,750	TRI Pointe Group Inc	5.250%	6/01/27	BB-	1,868,125
2,500	Total Household Durables				2,644,375
	Independent Power & Renewable Electricity Producers – 1.5%
425	AES Corp, 144A, (4)	3.950%	7/15/30	BBB	469,608
600	Azure Power Solar Energy Pvt Ltd, 144A	5.650%	12/24/24	Ba1	623,314
1,500	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,560,105
2,500	TerraForm Power Operating LLC, 144A	5.000%	1/31/28	BB	2,736,687
5,025	Total Independent Power & Renewable Electricity Producers				5,389,714
	Industrial Conglomerates – 0.3%
525	Delta Air Lines Inc / SkyMiles IP Ltd, 144A	4.500%	10/20/25	Baa1	538,782
425	Stena International SA, 144A	6.125%	2/01/25	BB-	408,531
950	Total Industrial Conglomerates				947,313
	Insurance – 0.7%
1,125	Acrisure LLC / Acrisure Finance Inc, 144A	10.125%	8/01/26	CCC+	1,246,118

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$1,525	Genworth Holdings Inc	4.800%	2/15/24	B-	$1,402,954
2,650	Total Insurance				2,649,072
	IT Services – 0.1%
250	Science Applications International Corp, 144A	4.875%	4/01/28	BB-	253,823
	Leisure Products – 0.9%
3,100	Mattel Inc, 144A	6.750%	12/31/25	B+	3,270,500
	Life Sciences Tools & Services – 0.3%
900	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	933,750
	Machinery – 2.2%
1,500	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	1,563,750
1,000	Maxim Crane Works Holdings Capital LLC, 144A	10.125%	8/01/24	B-	1,013,750
1,880	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	1,941,100
425	Navistar International Corp, 144A	9.500%	5/01/25	BB-	477,341
2,000	Navistar International Corp, 144A	6.625%	11/01/25	B3	2,052,500
1,000	Titan Acquisition Ltd / Titan Co-Borrower LLC, 144A	7.750%	4/15/26	CCC	995,000
7,805	Total Machinery				8,043,441
	Media – 7.7%
3,250	Altice France SA/France, 144A	7.375%	5/01/26	B	3,405,675
2,000	AMC Networks Inc	4.750%	8/01/25	BB	2,067,390
2,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.500%	5/01/26	BB+	2,085,000
100	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	105,005
1,250	CSC Holdings LLC, 144A	5.375%	2/01/28	BB	1,320,312
1,250	DISH DBS Corp	5.875%	11/15/24	B2	1,287,231
1,250	DISH DBS Corp	7.750%	7/01/26	B2	1,374,200
2,000	Entercom Media Corp, 144A	7.250%	11/01/24	CCC+	1,670,000
100	Entercom Media Corp, 144A	6.500%	5/01/27	B-	87,000
900	Lamar Media Corp, 144A	4.875%	1/15/29	BB-	936,000
1,204	Meredith Corp, 144A	6.500%	7/01/25	BB-	1,240,120
897	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB-	899,243
250	Scripps Escrow Inc, 144A	5.875%	7/15/27	B	241,250
3,000	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	3,133,710
2,700	Terrier Media Buyer Inc, 144A	8.875%	12/15/27	CCC+	2,720,250
2,500	UPC Holding BV, 144A	5.500%	1/15/28	B	2,581,250
2,250	Urban One Inc, 144A	7.375%	4/15/22	B3	2,036,250
925	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	992,941
27,826	Total Media				28,182,827
	Metals & Mining – 6.3%
2,750	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	2,897,812
775	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	790,394

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$3,000	AngloGold Ashanti Holdings PLC	6.500%	4/15/40	Baa3	$3,622,210
375	Arconic Corp, 144A	6.000%	5/15/25	BBB-	400,472
875	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	976,719
1,000	Commercial Metals Co	5.375%	7/15/27	BB+	1,054,700
1,000	Constellium SE, 144A	6.625%	3/01/25	B	1,023,125
1,000	First Quantum Minerals Ltd, 144A	7.500%	4/01/25	B3	989,110
2,000	First Quantum Minerals Ltd, 144A	6.875%	3/01/26	B-	1,927,500
1,000	First Quantum Minerals Ltd, 144A, (WI/DD)	6.875%	10/15/27	B-	963,300
1,500	Freeport-McMoRan Inc	5.400%	11/14/34	Ba1	1,659,375
2,000	Gold Fields Orogen Holdings BVI Ltd, 144A	6.125%	5/15/29	Baa3	2,325,000
950	Nexa Resources SA, 144A	6.500%	1/18/28	BBB-	1,036,450
1,500	Tronox Inc, 144A	6.500%	4/15/26	B	1,500,000
1,485	Vale Overseas Ltd	6.875%	11/10/39	BBB	1,953,443
21,210	Total Metals & Mining				23,119,610
	Mortgage Real Estate Investment Trust – 0.3%
675	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	719,078
575	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	4.250%	2/01/27	BB+	497,375
1,250	Total Mortgage Real Estate Investment Trust				1,216,453
	Oil, Gas & Consumable Fuels – 13.3%
1,500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	1,342,815
1,800	Cenovus Energy Inc	5.375%	7/15/25	BBB-	1,732,048
1,000	Cheniere Energy Inc, 144A	4.625%	10/15/28	BB	1,026,250
400	Continental Resources Inc/OK	5.000%	9/15/22	BBB-	397,252
1,600	Continental Resources, Inc	4.500%	4/15/23	BBB-	1,525,456
1,875	Cosan Ltd, 144A	5.500%	9/20/29	BB	1,931,269
1,900	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	1,697,212
950	Ecopetrol SA	6.875%	4/29/30	BBB-	1,137,625
1,150	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	1,211,812
500	Genesis Energy LP / Genesis Energy Finance Corp	6.500%	10/01/25	B+	428,750
125	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	127,391
1,500	Leviathan Bond Ltd, 144A	6.500%	6/30/27	BB	1,555,292
1,750	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,673,082
2,500	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B-	1,562,500
1,600	Murphy Oil Corp	5.875%	12/01/27	BB+	1,366,464
3,000	Occidental Petroleum Corp	2.900%	8/15/24	BB+	2,545,290
350	ONEOK Inc, (4)	5.850%	1/15/26	BBB	402,448
925	ONEOK Inc, (4)	6.350%	1/15/31	BBB	1,076,051
1,000	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	1,051,250
2,095	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	1,581,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$625	Pertamina Persero PT, 144A	4.700%	7/30/49	Baa2	$665,830
1,929	Petrobras Global Finance BV	5.093%	1/15/30	Ba2	2,027,090
700	Petrobras Global Finance BV	6.900%	3/19/49	Ba2	778,470
3,146	Petroleos Mexicanos, 144A	6.490%	1/23/27	BBB	2,947,802
2,000	Petroleos Mexicanos	5.350%	2/12/28	BBB	1,711,940
1,230	Range Resources Corp, 144A	9.250%	2/01/26	B+	1,263,825
3,000	Southwestern Energy Co	7.500%	4/01/26	BB	2,932,500
2,000	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	2,010,000
1,000	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB	1,027,500
1,800	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.875%	4/15/26	BB	1,848,060
1,000	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	1,035,000
2,200	Tullow Oil PLC, 144A	6.250%	4/15/22	CCC+	1,133,000
3,000	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	2,974,860
1,000	WPX Energy Inc	5.750%	6/01/26	BBB-	1,035,000
52,150	Total Oil, Gas & Consumable Fuels				48,762,859
	Paper & Forest Products – 0.7%
400	Inversiones CMPC SA, 144A	3.850%	1/13/30	BBB	437,500
2,000	Suzano Austria GmbH	5.000%	1/15/30	BBB-	2,155,000
2,400	Total Paper & Forest Products				2,592,500
	Pharmaceuticals – 2.1%
425	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	466,969
69	Bausch Health Cos Inc, 144A	5.875%	5/15/23	B	68,655
1,000	Bausch Health Cos Inc, 144A	5.500%	11/01/25	BB	1,023,750
750	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	793,125
1,100	Bausch Health Cos Inc, 144A	6.250%	2/15/29	B	1,131,416
450	Bausch Health Cos Inc, 144A	5.250%	1/30/30	B	443,367
200	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	Ba3	212,250
1,500	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	1,571,520
2,000	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	2,085,000
7,494	Total Pharmaceuticals				7,796,052
	Real Estate Management & Development – 0.7%
2,750	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	2,640,000
	Road & Rail – 0.9%
170	Avolon Holdings Funding Ltd, 144A	5.250%	5/15/24	BBB-	170,754
1,000	Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	1,040,200
2,000	United Rentals North America Inc	4.875%	1/15/28	BB-	2,100,000
3,170	Total Road & Rail				3,310,954
	Software – 0.3%
925	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	983,016

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail – 3.5%
$175	L Brands Inc, 144A	6.875%	7/01/25	BB	$189,000
925	L Brands Inc, 144A	6.625%	10/01/30	B+	941,188
1,500	PetSmart Inc, 144A	5.875%	6/01/25	B	1,535,400
4,000	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	4,149,800
1,750	PGT Innovations Inc, 144A	6.750%	8/01/26	B+	1,863,750
1,000	Sonic Automotive Inc	6.125%	3/15/27	B+	1,032,500
1,500	Staples Inc, 144A	7.500%	4/15/26	B1	1,382,190
2,100	Staples Inc, 144A	10.750%	4/15/27	B3	1,683,937
12,950	Total Specialty Retail				12,777,765
	Technology Hardware, Storage & Peripherals – 1.4%
1,050	Dell International LLC / EMC Corp, 144A, (4)	5.850%	7/15/25	BBB-	1,225,168
755	Seagate HDD Cayman	4.875%	6/01/27	Baa3	845,361
817	Seagate HDD Cayman, 144A	4.091%	6/01/29	Baa3	883,025
2,000	Western Digital Corp	4.750%	2/15/26	Baa3	2,160,000
4,622	Total Technology Hardware, Storage & Peripherals				5,113,554
	Thrifts & Mortgage Finance – 0.4%
1,750	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB+	1,620,937
	Trading Companies & Distributors – 0.9%
1,000	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	980,000
1,500	H&E Equipment Services Inc	5.625%	9/01/25	BB-	1,563,750
600	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	657,405
3,100	Total Trading Companies & Distributors				3,201,155
	Transportation Infrastructure – 0.6%
975	Adani Ports & Special Economic Zone Ltd, 144A	4.375%	7/03/29	BBB-	978,081
1,500	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	1,395,000
2,475	Total Transportation Infrastructure				2,373,081
	Wireless Telecommunication Services – 3.7%
1,900	C&W Senior Financing DAC, 144A	6.875%	9/15/27	B+	1,973,625
2,750	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,976,050
2,150	Level 3 Financing Inc	5.250%	3/15/26	BB	2,227,293
1,500	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,557,510
2,000	Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba3	1,979,400
1,000	Sprint Corp	7.625%	3/01/26	BB+	1,208,385
1,465	T-Mobile USA Inc, 144A, (4)	4.375%	4/15/40	BBB-	1,717,229
12,765	Total Wireless Telecommunication Services				13,639,492
$344,562	Total Corporate Bonds (cost $340,349,365)				346,789,122

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
SOVEREIGN DEBT – 14.3% (10.3% of Total Investments)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Angola – 0.9%
$1,500	Angolan Government International Bond, 144A	8.250%	5/09/28	Caa1	$1,191,750
900	Angolan Government International Bond, 144A	8.000%	11/26/29	CCC+	710,525
1,500	Namibia International Bonds, 144A	5.250%	10/29/25	Ba2	1,487,100
3,900	Total Angola				3,389,375
	Argentina – 0.3%
169	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	76,900
1,096	Argentine Republic Government International Bond	0.125%	7/09/30	CCC+	456,985
1,475	Argentine Republic Government International Bond	0.125%	7/09/35	CCC+	553,732
2,740	Total Argentina				1,087,617
	Bahrain – 0.6%
2,000	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	2,178,838
	Belarus – 0.4%
1,500	Republic of Belarus Ministry of Finance, 144A	5.875%	2/24/26	B	1,388,160
	Costa Rica – 0.8%
3,300	Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	3,102,000
	Dominican Republic – 1.6%
3,000	Dominican Republic International Bond, 144A	5.500%	1/27/25	BB-	3,191,250
1,000	Dominican Republic International Bond, 144A	6.875%	1/29/26	BB-	1,112,500
1,500	Dominican Republic International Bond, 144A	4.875%	9/23/32	BB-	1,491,750
5,500	Total Dominican Republic				5,795,500
	Ecuador – 0.2%
284	Ecuador Government International Bond, 144A	0.500%	7/31/30	B-	191,365
80	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	37,220
743	Ecuador Government International Bond, 144A	0.500%	7/31/35	B-	410,487
340	Ecuador Government International Bond, 144A	0.500%	7/31/40	B-	169,825
1,447	Total Ecuador				808,897
	Egypt – 0.8%
1,300	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	1,331,616
1,800	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	1,714,500
3,100	Total Egypt				3,046,116
	El Salvador – 0.7%
2,100	El Salvador Government International Bond, 144A	7.750%	1/24/23	B-	2,023,371
725	El Salvador Government International Bond, 144A	7.650%	6/15/35	B+	622,775
2,825	Total El Salvador				2,646,146
	Ghana – 0.8%
3,325	Ghana Government International Bond, 144A	8.125%	3/26/32	B	2,908,038
	Guatemala – 1.0%
700	Guatemala Government Bond, 144A	4.375%	6/05/27	Ba1	748,650
2,350	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	2,802,375
3,050	Total Guatemala				3,551,025

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Honduras – 0.6%
$2,000	Honduras Government International Bond, 144A	6.250%	1/19/27	BB-	$2,188,000
	Iraq – 0.5%
1,875	Iraq International Bond, 144A	5.800%	1/15/28	N/R	1,670,719
	Jamaica – 0.6%
1,700	Jamaica Government International Bond	7.875%	7/28/45	B+	2,151,350
	Jordan – 0.4%
1,500	Jordan Government International Bond, 144A	5.750%	1/31/27	B+	1,500,016
	Kenya – 0.5%
2,000	Kenya Government International Bond, 144A	7.000%	5/22/27	B+	1,961,000
	Nigeria – 0.7%
1,000	Nigeria Government International Bond, 144A	7.625%	11/21/25	B2	1,039,960
1,425	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	1,357,768
2,425	Total Nigeria				2,397,728
	Oman – 0.6%
1,000	Oman Government International Bond, 144A	4.750%	6/15/26	BB-	917,000
1,500	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	1,380,417
2,500	Total Oman				2,297,417
	Pakistan – 0.4%
1,450	Pakistan Government International Bond, 144A	6.875%	12/05/27	B-	1,441,300
	Senegal – 0.4%
1,500	Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	1,476,960
	Sri Lanka – 0.6%
3,000	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B-	2,085,000
	Turkey – 0.5%
1,800	Turkey Government International Bond	5.750%	3/22/24	BB-	1,766,340
	Ukraine – 0.4%
1,425	Ukraine Government International Bond, 144A	7.750%	9/01/25	B	1,426,681
$55,862	Total Sovereign Debt (cost $54,963,674)				52,264,223

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 8.6% (6.2% of Total Investments)
	Banks – 6.7%
$1,400	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (6)	Ba2	$1,393,000
1,980	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (6)	Ba2	1,950,300
1,000	Banco Santander SA	7.500%	N/A (6)	Ba1	1,055,000
1,000	Bancolombia SA	4.625%	12/18/29	BB	971,250
1,000	Bangkok Bank PCL/Hong Kong, 144A	5.000%	N/A (6)	Ba1	1,000,460
1,000	Barclays PLC	7.750%	N/A (6)	BBB-	1,033,300
2,225	Barclays PLC	6.125%	N/A (6)	BBB-	2,255,594

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$2,000	BNP Paribas SA, 144A	6.625%	N/A (6)	BBB	$2,117,500
2,215	Credit Agricole SA, 144A	8.125%	N/A (6)	BBB	2,602,625
1,425	Intesa Sanpaolo SpA, 144A	7.700%	N/A (6)	BB-	1,496,250
2,200	Lloyds Banking Group PLC	7.500%	N/A (6)	Baa3	2,307,250
2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (6)	BB+	2,053,000
2,000	Natwest Group PLC	8.625%	N/A (6)	BBB-	2,050,000
1,210	Societe Generale SA, 144A	6.750%	N/A (6)	BB	1,265,962
935	UniCredit SpA	8.000%	N/A (6)	B+	995,775
23,590	Total Banks				24,547,266
	Capital Markets – 1.9%
1,500	Credit Suisse Group AG, 144A	7.500%	N/A (6)	BB+	1,582,965
1,500	Credit Suisse Group AG, 144A	6.375%	N/A (6)	BB+	1,603,125
1,750	Deutsche Bank AG	6.000%	N/A (6)	B+	1,509,375
2,000	UBS Group AG, 144A	7.000%	N/A (6)	BBB	2,135,000
6,750	Total Capital Markets				6,830,465
$30,340	Total Contingent Capital Securities (cost $30,131,332)				31,377,731

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 7.5% (5.4% of Total Investments) (7)
	Airlines – 0.1%
$275	Delta Air Lines, Inc., 2020 1st Lien Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	$277,358
	Auto Components – 1.1%
3,879	Autokiniton US Holdings, Inc.Term Loan	5.906%	1-Month LIBOR	5.750%	5/22/25	B	3,900,952
	Commercial Services & Supplies – 0.3%
985	Packers Holdings, LLC, 2017 Term Loan B	4.000%	1-Month LIBOR	3.000%	12/04/24	B+	970,076
	Containers & Packaging – 0.9%
1,712	Plaze, Inc., 2019 Term Loan B	3.647%	1-Month LIBOR	3.500%	8/03/26	B3	1,673,541
1,811	Pregis TopCo Corporation, 1st Lien Term Loan	3.897%	1-Month LIBOR	3.750%	8/01/26	B	1,789,350
3,523	Total Containers & Packaging						3,462,891
	Food & Staples Retailing – 0.2%
900	Shearer's Foods LLC, (WI/DD)	TBD	TBD	TBD	TBD	B2	895,505
	Food Products – 0.0%
100	Froneri International Ltd., 2020 USD 2nd Lien Term Loan	5.897%	1-Month LIBOR	5.750%	1/31/28	B-	99,750
	Health Care Equipment & Supplies – 0.5%
1,970	Auris Luxembourg III S.a.r.l., 2019 USD Term Loan B2	3.897%	1-Month LIBOR	3.750%	2/21/26	B	1,828,824
	Health Care Providers & Services – 1.0%
1,985	Gentiva Health Services, Inc., Term Loan	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	1,947,766

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value
	Health Care Providers & Services (continued)
$1,755	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B	3.897%	1-Month LIBOR	3.750%	11/16/25	B1	$1,708,220
3,740	Total Health Care Providers & Services						3,655,986
	Industrial Conglomerates – 0.7%
2,624	U.S. Renal Care, Inc., 2019 Term Loan B	5.147%	1-Month LIBOR	5.000%	6/26/26	B2	2,563,487
	Insurance – 0.4%
939	Asurion LLC 2017 2nd Lien, Term Loan	6.647%	1-Month LIBOR	6.500%	8/04/25	B	942,818
670	Hub International Limited, 2019 Incremental Term Loan B	5.000%	3-Month LIBOR	4.000%	4/25/25	B	669,415
1,609	Total Insurance						1,612,233
	IT Services – 0.5%
1,770	NeuStar, Inc., Term Loan B5	4.647%	1-Month LIBOR	4.500%	8/08/24	B+	1,687,562
	Oil, Gas & Consumable Fuels – 0.2%
597	Buckeye Partners, L.P., 2019 Term Loan B	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	587,051
	Paper & Forest Products – 0.3%
996	Clearwater Paper Corporation, Term Loan B	3.188%	1-Month LIBOR	3.000%	7/26/26	BB+	993,759
	Pharmaceuticals – 0.4%
1,489	Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	1,423,609
	Semiconductors & Semiconductor Equipment – 0.1%
452	Ultra Clean Holdings, Inc, Term Loan B	4.647%	1-Month LIBOR	4.500%	8/27/25	B+	451,581
	Software – 0.5%
1,980	Sirius Computer Solutions, Inc., 2020 Term Loan	3.647%	1-Month LIBOR	3.500%	7/01/26	Ba3	1,943,721
	Specialty Retail – 0.3%
984	PetSmart, Inc., Non-Consenting Term Loan B	4.000%	3-Month LIBOR	3.000%	3/11/22	B	979,031
$27,873	Total Variable Rate Senior Loan Interests (cost $27,578,166)						27,333,376

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.4% (5.3% of Total Investments)
	Automobiles – 0.6%
$905	General Motors Financial Co Inc	5.700%	N/A (6)	BB+	$908,394
1,473	General Motors Financial Co Inc	5.750%	N/A (6)	BB+	1,403,400
2,378	Total Automobiles				2,311,794
	Banks – 1.3%
1,000	Bank of America Corp	6.100%	N/A (6)	BBB	1,088,610
1,500	Citigroup Inc	5.000%	N/A (6)	BBB-	1,492,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$2,000	Huntington Bancshares Inc/OH	5.625%	N/A (6)	Baa3	$2,200,000
4,500	Total Banks				4,781,110
	Capital Markets – 0.6%
1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	2,178,066
	Commercial Services & Supplies – 0.6%
1,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	850,000
1,750	AerCap Holdings NV	5.875%	10/10/79	BB+	1,341,918
2,750	Total Commercial Services & Supplies				2,191,918
	Diversified Financial Services – 0.3%
1,000	Discover Financial Services	6.125%	N/A (6)	Ba2	1,057,800
	Food Products – 0.7%
1,000	Land O' Lakes Inc, 144A	7.000%	N/A (6)	BB	867,500
1,500	Land O' Lakes Inc, 144A	8.000%	N/A (6)	BB	1,447,500
2,500	Total Food Products				2,315,000
	Independent Power & Renewable Electricity Producers – 0.3%
1,000	AES Gener SA, 144A	7.125%	3/26/79	BB	1,021,810
	Insurance – 1.6%
1,750	Assurant Inc	7.000%	3/27/48	BB+	1,885,625
1,250	Enstar Finance LLC	5.750%	9/01/40	BB+	1,272,848
500	QBE Insurance Group Ltd, 144A	5.875%	N/A (6)	Baa2	530,625
2,000	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	2,230,500
5,500	Total Insurance				5,919,598
	Oil, Gas & Consumable Fuels – 0.2%
2,000	EnLink Midstream Partners LP	6.000%	N/A (6)	BB-	800,000
	Wireless Telecommunication Services – 1.2%
2,000	Network i2i Ltd, 144A	5.650%	N/A (6)	BB	2,000,000
2,000	Vodafone Group PLC	7.000%	4/04/79	BB+	2,373,340
4,000	Total Wireless Telecommunication Services				4,373,340
$27,128	Total $1,000 Par (or similar) Institutional Preferred (cost $26,697,743)				26,950,436

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.1% (0.8% of Total Investments)
	Banks – 0.2%
35,000	Wintrust Financial Corp	6.875%	BB	$934,150
	Food Products – 0.4%
50,000	CHS Inc	7.100%	N/R	1,332,500
	Insurance – 0.2%
30,000	Enstar Group Ltd	7.000%	BB+	788,100
	Oil, Gas & Consumable Fuels – 0.3%
60,000	NuStar Energy LP	8.500%	B2	1,063,800
	Total $25 Par (or similar) Retail Preferred (cost $4,526,902)			4,118,550
	Total Long-Term Investments (cost $484,247,182)			488,833,438

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.0% (3.6% of Total Investments)
	REPURCHASE AGREEMENTS – 5.0% (3.6% of Total Investments)
$18,347	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $18,346,752, collateralized by $18,798,900, U.S. Treasury Notes, 0.375%, due 9/30/27, value $18,713,722	0.000%	10/01/20	$18,346,752
	Total Short-Term Investments (cost $18,346,752)			18,346,752
	Total Investments (cost $502,593,934) – 138.8%			507,180,190
	Borrowings – (38.6)% (9), (10)			(141,200,000)
	Other Assets Less Liabilities – (0.2)% (11)			(515,300)
	Net Assets Applicable to Common Shares – 100%			$365,464,890
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Servives LLC	$87,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(9,882,369)	$(9,882,369)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value MeasurementsThe Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$346,789,122	$ —	$346,789,122
Sovereign Debt	—	52,264,223	—	52,264,223
Contingent Capital Securities	—	31,377,731	—	31,377,731
Variable Rate Senior Loan Interests	—	27,333,376	—	27,333,376
$1,000 Par (or similar) Institutional Preferred	—	26,950,436	—	26,950,436
$25 Par (or similar) Retail Preferred	4,118,550	—	—	4,118,550
Short-Term Investments:
Repurchase Agreements	—	18,346,752	—	18,346,752
Investments in Derivatives:
Interest Rate Swaps*	—	(9,882,369)	—	(9,882,369)
Total	$4,118,550	$493,179,271	$ —	$497,297,821

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(9)	Borrowings as a percentage of Total Investments is 27.8%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.